Related Party Balances And Transactions - Summary of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Revenue	¥ 14,928,349	$ 2,171,239	¥ 547,340,661	¥ 319,436,092
Interest income	3,414,795	496,661	5,086,733	3,296,361
Shanghai Autohome Financing Lease Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue	14,928,349	2,171,239	20,913,903	32,125,478
Interest income	2,199,730	319,937
Jincheng Bank [Member]
Related Party Transaction [Line Items]
Revenue			526,426,758	287,310,614
Mr Jiayuan Lin [Member]
Related Party Transaction [Line Items]
Interest income	784,805	114,145	3,189,865	2,359,015
Shanghai Wangjin Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest income	¥ 430,260	$ 62,579	¥ 1,896,868	¥ 937,346